Taxes (Details) $ in Millions	6 Months Ended			12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 HKD ($)	Apr. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Taxes [Line Items]
Profits tax rate (in Dollars)		$ 2
Assessable profit percentage	16.50%	16.50%
Provision of income tax expenses (in Dollars)	$ 564,087		$ 174,800
Corporation income tax rate	12.50%	12.50%
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Non-deductible expense (in Dollars)	$ 133,292
Tax Jurisdiction of Domicile [Extensible Enumeration]	Tax jurisdiction	Tax jurisdiction
Hong Kong [Member]
Taxes [Line Items]
Profits tax rate (in Dollars)		$ 2
Assessable profit percentage	8.25%	8.25%
Applicable tax rate	16.50%	16.50%
Provision of income tax expenses (in Dollars)
PRC [Member]
Taxes [Line Items]
Corporation income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%